RELATED PARTY TRANSACTIONS - Accounts receivable from affiliated corporations (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Total receivables	$ 17.8	$ 12.7
Parent
RELATED PARTY TRANSACTIONS
Accounts receivable	2.8	2.8
Dividends receivable	5.0	5.0
Interest receivable	2.5	2.4
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts receivable	$ 7.5	$ 2.5